Fair value measurement	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Fair value measurement

29.   Fair value measurement

Fair value of assets and liabilities that are measured at fair value on a recurring basis

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities that are carried at fair value in the statement of financial position:

	December 31, 2022
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	936	936	—	—
Other obligations (Note 21)
Contingent consideration in a business combination	(5,838)	—	—	(5,838)

	December 31, 2021
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 10):
Listed equity securities	847	847	—	—
Other obligations (Note 21)
Contingent consideration in a business combination	(26,527)	—	—	(26,527)

A reconciliation of the beginning and ending balances of all liabilities at fair value on recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2022, presented as follows:

Total
US$'000
Fair value at December 31, 2020	(16,632)
Changes in fair value through profit or loss	(13,168)
Payments	3,273
Fair value at December 31, 2021	(26,527)
Changes in fair value through profit or loss	1,758
Payments	18,931
Fair value at December 31, 2022	(5,838)